UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-05914

                      TEMPLETON GLOBAL OPPORTUNITIES TRUST
                      ------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
       ------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (954) 527-7500
                                                           --------------

Date of fiscal year end:  12/31
                          -----

Date of reporting period:  06/30/07_
                           --------

ITEM 1. REPORTS TO STOCKHOLDERS.



                               [GRAPHIC OMITTED]

--------------------------------------------------------------------------------
                                                    JUNE 30, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    SEMIANNUAL REPORT AND SHAREHOLDER LETTER                 GLOBAL
--------------------------------------------------------------------------------

                                                    WANT TO RECEIVE
                                                    THIS DOCUMENT
                        TEMPLETON                   FASTER VIA EMAIL?
                GLOBAL OPPORTUNITIES TRUST
                                                    Eligible shareholders can
                                                    sign up for eDelivery at
                                                    franklintempleton.com.
                                                    See inside for details.
--------------------------------------------------------------------------------

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series

                               Franklin Templeton Investments

                               GAIN FROM OUR PERSPECTIVE

                               Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE          Each of our portfolio management groups operates
                               autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                               FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                               TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                               MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION           Because our management groups work independently
                               and adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST      At Franklin Templeton Investments, we seek to
                               consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]


Not part of the semiannual report

Contents

SHAREHOLDER LETTER ........................................................    1

SEMIANNUAL REPORT

Templeton Global Opportunities Trust ......................................    3

Performance Summary .......................................................    6

Your Fund's Expenses ......................................................    8

Financial Highlights and Statement of Investments .........................   10

Financial Statements ......................................................   18

Notes to Financial Statements .............................................   21

Shareholder Information ...................................................   29

--------------------------------------------------------------------------------

Semiannual Report

Templeton Global Opportunities Trust

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Templeton Global Opportunities Trust seeks long-term capital growth. Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities of companies located anywhere in the world, including developing or emerging markets.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

GEOGRAPHIC BREAKDOWN
Based on Total Net Assets as of 6/30/07

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Europe                                                                     33.5%
Asia                                                                       29.6%
North America                                                              26.0%
Latin America                                                               3.5%
Australia & New Zealand                                                     0.9%
Middle East & Africa                                                        0.7%
Short-Term Investments & Other Net Assets                                   5.8%

We are pleased to bring you Templeton Global Opportunities Trust's semi-annual report for the period ended June 30, 2007.

PERFORMANCE OVERVIEW

Templeton Global Opportunities Trust - Class A posted a +12.20% cumulative total return for the six months under review. The Fund outperformed its benchmark, the Morgan Stanley Capital International (MSCI) All Country (AC) World Index, which posted a +10.19% total return for the same period. 1 Please note that performance information is provided for reference and that we do not attempt to track the index but rather undertake investments on the basis of fundamental research. You can find the Fund's long-term performance data in the Performance Summary beginning on page 6.

ECONOMIC AND MARKET OVERVIEW

In spite of elevated energy prices, higher global interest rates, a weaker U.S. housing market and restrained U.S. economic growth, the global economy remained resilient throughout the six-month period ended June 30, 2007. Sustained consumer and corporate demand, reasonably low inflation, tight or improving labor markets, and moderate, though higher, global interest rates have consistently supported economic growth since the global economic recovery began in 2002.

The mood in the global equity markets was predominantly positive, but was interrupted in the first quarter of 2007 due to concerns of slower economic growth. Investors worldwide pondered the possibility that troubles in the U.S.

1. Source: Standard & Poor's Micropal. The MSCI AC World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 13.


                                                           Semiannual Report | 3

TOP 10 COUNTRIES
Based on Equity Securities as of 6/30/07

--------------------------------------------------------------------------------
                                                                     % OF TOTAL
                                                                     NET ASSETS
--------------------------------------------------------------------------------
U.S.                                                                       23.6%
--------------------------------------------------------------------------------
China                                                                      11.0%
--------------------------------------------------------------------------------
U.K.                                                                       10.7%
--------------------------------------------------------------------------------
Japan                                                                       6.8%
--------------------------------------------------------------------------------
South Korea                                                                 5.7%
--------------------------------------------------------------------------------
France                                                                      5.4%
--------------------------------------------------------------------------------
Switzerland                                                                 4.3%
--------------------------------------------------------------------------------
Germany                                                                     3.8%
--------------------------------------------------------------------------------
Spain                                                                       3.1%
--------------------------------------------------------------------------------
Netherlands                                                                 2.4%
--------------------------------------------------------------------------------

TOP 10 SECTORS/INDUSTRIES
Based on Equity Securities as of 6/30/07

--------------------------------------------------------------------------------
                                                                     % OF TOTAL
                                                                     NET ASSETS
--------------------------------------------------------------------------------
Pharmaceuticals                                                             8.7%
--------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels                                                 8.6%
--------------------------------------------------------------------------------
Commercial Banks                                                            8.4%
--------------------------------------------------------------------------------
Insurance                                                                   6.1%
--------------------------------------------------------------------------------
Diversified Telecommunication Services                                      5.5%
--------------------------------------------------------------------------------
Software                                                                    5.2%
--------------------------------------------------------------------------------
Media                                                                       4.5%
--------------------------------------------------------------------------------
Electric Utilities                                                          3.9%
--------------------------------------------------------------------------------
Industrial Conglomerates                                                    2.8%
--------------------------------------------------------------------------------
Independent Power Producers & Energy Traders                                2.8%
--------------------------------------------------------------------------------

subprime mortgage market could spread into the broader economy and potentially undermine the pace of global economic and corporate profit growth. However, these concerns subsided as some U.S. economic data pointed to a rebound during the second quarter. Toward the end of the period, a bond market sell-off caused yields on longer-term Treasuries to rise significantly, reflecting expectations of a pick-up in inflation later in the year. Outside the U.S., economic growth remained solid, particularly in Europe and the emerging markets.

Financing costs increased gradually from unprecedented low levels, but global liquidity -- petrodollars, corporate cash, private equity, household savings and central banks' reserves -- remained abundant. As investible cash continued to look for a home, global merger and acquisition activity also remained heightened. The total value of deals announced in the first six months of this year was more than $2.6 trillion, on track to eclipse the $3.6 trillion spent on private buyouts and broad corporate consolidation during 2006. 2

With this backdrop, most global equity markets ended the six-month period with double-digit total returns. Many stock market indexes in the U.S. and most European countries reached seven-year highs, and many emerging market indexes in Asia, Europe and Latin America neared or reached all-time highs during the reporting period.

INVESTMENT STRATEGY

Our investment strategy employs a bottom-up, value-oriented, long-term approach. We focus on the market price of a company's securities relative to our evaluation of the company's long-term (typically five years) earnings, asset value and cash flow potential. We also consider a company's price/earnings ratio, profit margins and liquidation value. As we look worldwide, we consider specific companies, rather than sectors or countries, to make our investment decisions.

MANAGER'S DISCUSSION

During the six months under review, stock selection in Asia helped the Fund's performance relative to the MSCI AC World Index. In addition, an overweighted allocation to the strongly performing Chinese market also boosted relative returns. China Resources Power Holdings, which operates large, coal-fired power plants throughout China, was the largest contributor to Fund

2. Source: Thomson Financial.


4 | Semiannual Report
performance. The company benefited from its acquired stakes in two plants from the State Power Grid Company, and many analysts anticipate earnings growth as the company expands capacity. By sector, stock selection in utilities contributed to the Fund's relative performance. During the period, strong global power demand and firm pricing benefited many of the Fund's utilities holdings.

Although the Fund outperformed its benchmark, there were a few detractors from our overall performance during the period. Most notable, our position in U.S. office supply retailer OfficeMax hurt the Fund's performance. The company's sales rose; however, the company missed its earnings estimates due largely to lower profit margins. Competition in the office supply business has increased, and an aggressive pricing strategy resulted in the company trading profit margins for sales. An underweighted allocation to Australian stocks hindered results relative to the MSCI AC World Index, despite beneficial stock selection and overall positive performance from our Australian holdings. Stock selection in the consumer discretionary sector also hindered the Fund's relative performance.

Thank you for your continued participation in Templeton Global Opportunities Trust. We look forward to serving your future investment needs.

[PHOTO OMITTED]     /s/ Guang Yang

                    Guang Yang, CFA
                    Portfolio Manager
                    Templeton Global Opportunities Trust

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JUNE 30, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

TOP 10 EQUITY HOLDINGS
6/30/07

--------------------------------------------------------------------------------
COMPANY                                                              % OF TOTAL
SECTOR/INDUSTRY, COUNTRY                                             NET ASSETS
--------------------------------------------------------------------------------
China Resources Power
Holdings Co. Ltd.                                                           2.8%
   INDEPENDENT POWER PRODUCERS &
   ENERGY TRADERS, CHINA
--------------------------------------------------------------------------------
China Shenhua Energy Co. Ltd., H                                            2.0%
   OIL, GAS & CONSUMABLE FUELS, CHINA
--------------------------------------------------------------------------------
Nintendo Co. Ltd.                                                           1.8%
   SOFTWARE, JAPAN
--------------------------------------------------------------------------------
Telefonos de Mexico SAB de CV
(Telmex), L, ADR                                                            1.7%
   DIVERSIFIED TELECOMMUNICATION
   SERVICES, MEXICO
--------------------------------------------------------------------------------
Royal Dutch Shell PLC, A & B                                                1.7%
   OIL, GAS & CONSUMABLE FUELS, U.K.
--------------------------------------------------------------------------------
General Electric Co.                                                        1.4%
   INDUSTRIAL CONGLOMERATES, U.S.
--------------------------------------------------------------------------------
E.ON AG                                                                     1.4%
   ELECTRIC UTILITIES, GERMANY
--------------------------------------------------------------------------------
Total SA, B                                                                 1.3%
   OIL, GAS & CONSUMABLE FUELS, FRANCE
--------------------------------------------------------------------------------
Pfizer Inc.                                                                 1.2%
   PHARMACEUTICALS, U.S.
--------------------------------------------------------------------------------
Boston Scientific Corp.                                                     1.2%
   HEALTH CARE EQUIPMENT & SUPPLIES, U.S.
--------------------------------------------------------------------------------


                                                           Semiannual Report | 5

Performance Summary as of 6/30/07

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
CLASS A (SYMBOL: TEGOX)                          CHANGE    6/30/07      12/31/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            +$2.49     $22.98       $ 20.49
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/07-6/30/07)
--------------------------------------------------------------------------------
Short-Term Capital Gain             $0.0041
--------------------------------------------------------------------------------
Long-Term Capital Gain              $0.0570
--------------------------------------------------------------------------------
   TOTAL                            $0.0611
--------------------------------------------------------------------------------
CLASS B (SYMBOL: N/A)                            CHANGE    6/30/07      12/31/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            +$2.38     $22.66       $ 20.28
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/07-6/30/07)
--------------------------------------------------------------------------------
Short-Term Capital Gain             $0.0041
--------------------------------------------------------------------------------
Long-Term Capital Gain              $0.0570
--------------------------------------------------------------------------------
   TOTAL                            $0.0611
--------------------------------------------------------------------------------
CLASS C (SYMBOL: TEGPX)                          CHANGE    6/30/07      12/31/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            +$2.36     $22.57       $ 20.21
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/07-6/30/07)
--------------------------------------------------------------------------------
Short-Term Capital Gain             $0.0041
--------------------------------------------------------------------------------
Long-Term Capital Gain              $0.0570
--------------------------------------------------------------------------------
   TOTAL                            $0.0611
--------------------------------------------------------------------------------


6 | Semiannual Report

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

---------------------------------------------------------------------------------------------------
CLASS A                                 6-MONTH            1-YEAR      5-YEAR          10-YEAR
---------------------------------------------------------------------------------------------------

Cumulative Total Return 1               +12.20%            +32.19%    +116.38%        +118.50%
---------------------------------------------------------------------------------------------------
Average Annual Total Return 2            +5.75%            +24.59%     +15.31%          +7.49%
---------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3          $10,575            $12,459    $ 20,390        $ 20,590
---------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 4              1.40%
---------------------------------------------------------------------------------------------------
CLASS B                                 6-MONTH            1-YEAR      5-YEAR    INCEPTION (1/1/99)
---------------------------------------------------------------------------------------------------
Cumulative Total Return 1               +11.78%            +31.19%    +108.38%        +113.71%
---------------------------------------------------------------------------------------------------
Average Annual Total Return 2            +7.78%            +27.19%     +15.59%          +9.35%
---------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3          $10,778            $12,719     $20,638        $ 21,371
---------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 4              2.14%
---------------------------------------------------------------------------------------------------
CLASS C                                 6-MONTH            1-YEAR      5-YEAR          10-YEAR
---------------------------------------------------------------------------------------------------
Cumulative Total Return 1               +11.83%            +31.25%    +108.35%        +102.90%
---------------------------------------------------------------------------------------------------
Average Annual Total Return 2           +10.83%            +30.25%     +15.81%          +7.33%
---------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3          $11,083            $13,025    $ 20,835        $ 20,290
---------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 4              2.15%
---------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.

ENDNOTES

THE FUND INVESTS IN FOREIGN SECURITIES, WHICH CAN INVOLVE EXPOSURE TO CURRENCY VOLATILITY AND POLITICAL, ECONOMIC AND REGULATORY UNCERTAINTY. INVESTMENTS IN DEVELOPING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THESE MARKETS' SMALLER SIZE AND LESSER LIQUIDITY. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

4. Figures are as stated in the Fund's prospectus current as of the date of this report.


                                                           Semiannual Report | 7

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.
      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


8 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

------------------------------------------------------------------------------------------------------
                                           BEGINNING ACCOUNT   ENDING ACCOUNT    EXPENSES PAID DURING
CLASS A                                       VALUE 1/1/07     VALUE 6/30/07    PERIOD* 1/1/07-6/30/07
------------------------------------------------------------------------------------------------------
Actual                                           $1,000          $1,122.00              $ 7.10
------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000          $1,018.10              $ 6.76
------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------
Actual                                           $1,000          $1,117.80              $11.03
------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000          $1,014.38              $10.49
------------------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------------------
Actual                                           $1,000          $1,118.30              $11.03
------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000          $1,014.38              $10.49
------------------------------------------------------------------------------------------------------

*Expenses are equal to the annualized expense ratio for each class (A: 1.35%; B:
2.10%; and C: 2.10%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.


                                                           Semiannual Report | 9

Templeton Global Opportunities Trust

FINANCIAL HIGHLIGHTS

                                                    ------------------------------------------------------------------------------
                                                    SIX MONTHS ENDED
                                                      JUNE 30, 2007                     YEAR ENDED DECEMBER 31,
CLASS A                                                (UNAUDITED)         2006         2005        2004        2003        2002
                                                    ------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .............     $    20.49      $  16.83    $   15.65   $   13.81   $   10.20   $   13.18
                                                       ---------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b .......................           0.23          0.16         0.19        0.17        0.11        0.11
   Net realized and unrealized gains (losses) ....           2.32          4.48         1.78        2.10        3.62       (2.98)
                                                       ---------------------------------------------------------------------------
Total from investment operations .................           2.55          4.64         1.97        2.27        3.73       (2.87)
                                                       ---------------------------------------------------------------------------
Less distributions from:
   Net investment income .........................             --         (0.16)       (0.19)      (0.18)      (0.12)      (0.11)
   Net realized gains ............................          (0.06)        (0.82)       (0.60)      (0.25)         --          --
                                                       ---------------------------------------------------------------------------
Total distributions ..............................          (0.06)        (0.98)       (0.79)      (0.43)      (0.12)      (0.11)
                                                       ---------------------------------------------------------------------------
Redemption fees ..................................             -- e          -- e         -- e        -- e        -- e        --
                                                       ---------------------------------------------------------------------------
Net asset value, end of period ...................     $    22.98      $  20.49    $   16.83   $   15.65   $   13.81   $   10.20
                                                       ===========================================================================

Total return c ...................................          12.20%        27.87%       12.63%      16.55%      36.74%     (21.79)%

RATIOS TO AVERAGE NET ASSETS d
Expenses .........................................           1.35% f       1.40% f      1.38% f     1.42% f     1.50%       1.46%
Net investment income ............................           2.19%         0.85%        1.20%       1.17%       0.97%       0.94%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ................     $  652,728      $522,313    $ 378,507   $ 374,648   $ 369,776   $ 304,913
Portfolio turnover rate ..........................           1.62%         9.54%       10.24%      10.35%      21.47%      26.78%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e Amount rounds to less than $0.01 per share.

f Benefit of expense reduction rounds to less than 0.01%.


10 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Templeton Global Opportunities Trust

                                                    ------------------------------------------------------------------------------
                                                    SIX MONTHS ENDED
                                                      JUNE 30, 2007                     YEAR ENDED DECEMBER 31,
CLASS B                                                (UNAUDITED)         2006         2005        2004        2003        2002
                                                    ------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .............     $    20.28      $  16.69    $   15.53   $   13.72   $   10.15   $   13.11
                                                       ---------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b .......................           0.15          0.02         0.08        0.07        0.02        0.02
   Net realized and unrealized gains (losses) ....           2.29          4.42         1.75        2.07        3.59       (2.95)
                                                       ---------------------------------------------------------------------------
Total from investment operations .................           2.44          4.44         1.83        2.14        3.61       (2.93)
                                                       ---------------------------------------------------------------------------
Less distributions from:
   Net investment income .........................             --         (0.03)       (0.07)      (0.08)      (0.04)      (0.03)
   Net realized gains ............................          (0.06)        (0.82)       (0.60)      (0.25)         --          --
                                                       ---------------------------------------------------------------------------
Total distributions ..............................          (0.06)        (0.85)       (0.67)      (0.33)      (0.04)      (0.03)
                                                       ---------------------------------------------------------------------------
Redemption fees ..................................             -- e          -- e         -- e        -- e        -- e        --
                                                       ---------------------------------------------------------------------------
Net asset value, end of period ...................     $    22.66      $  20.28    $   16.69   $   15.53   $   13.72   $   10.15
                                                       ===========================================================================

Total return c ...................................          11.78%        26.89%       11.80%      15.69%      35.70%     (22.38)%

RATIOS TO AVERAGE NET ASSETS d
Expenses .........................................           2.10% f       2.14% f      2.13% f     2.17% f     2.24%       2.20%
Net investment income ............................           1.44%         0.11%        0.45%       0.42%       0.23%       0.20%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ................     $    3,434      $  2,873    $   2,069   $   1,958   $   1,215   $     903
Portfolio turnover rate ..........................           1.62%         9.54%       10.24%      10.35%      21.47%      26.78%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e Amount rounds to less than $0.01 per share.

f Benefit of expense reduction rounds to less than 0.01%.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 11

Templeton Global Opportunities Trust

                                                    ------------------------------------------------------------------------------
                                                    SIX MONTHS ENDED
                                                      JUNE 30, 2007                     YEAR ENDED DECEMBER 31,
CLASS C                                                (UNAUDITED)         2006         2005        2004        2003        2002
                                                    ------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .............     $    20.21      $  16.63    $   15.48   $   13.66   $   10.11   $   13.02
                                                       ---------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b .......................           0.15          0.02         0.07        0.06        0.02        0.02
   Net realized and unrealized gains (losses) ....           2.27          4.41         1.75        2.08        3.56       (2.93)
                                                       ---------------------------------------------------------------------------
Total from investment operations .................           2.42          4.43         1.82        2.14        3.58       (2.91)
                                                       ---------------------------------------------------------------------------
Less distributions from:
   Net investment income .........................             --         (0.03)       (0.07)      (0.07)      (0.03)         -- e
   Net realized gains ............................          (0.06)        (0.82)       (0.60)      (0.25)         --          --
                                                       ---------------------------------------------------------------------------
Total distributions ..............................          (0.06)        (0.85)       (0.67)      (0.32)      (0.03)         --
                                                       ---------------------------------------------------------------------------
Redemption fees ..................................             -- e          -- e         -- e        -- e        -- e        --
                                                       ---------------------------------------------------------------------------
Net asset value, end of period ...................     $    22.57      $  20.21    $   16.63   $   15.48   $   13.66   $   10.11
                                                       ===========================================================================

Total return c ...................................          11.83%        26.86%       11.79%      15.74%      35.58%     (22.33)%

RATIOS TO AVERAGE NET ASSETS d
Expenses .........................................           2.10% f       2.15% f      2.13% f     2.17% f     2.25%       2.21%
Net investment income ............................           1.44%         0.10%        0.45%       0.42%       0.22%       0.19%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ................     $   33,828      $ 26,755    $  19,127   $  18,252   $  17,009   $  14,117
Portfolio turnover rate ..........................           1.62%         9.54%       10.24%      10.35%      21.47%      26.78%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e Amount rounds to less than $0.01 per share.

f Benefit of expense reduction rounds to less than 0.01%.


12 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Templeton Global Opportunities Trust

STATEMENT OF INVESTMENTS, JUNE 30, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                          INDUSTRY                    SHARES/RIGHTS        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 94.2%
    COMMON STOCKS AND RIGHTS 93.7%
    AUSTRALIA 0.5%
    Alumina Ltd. ................................                    Metals & Mining                      583,600     $   3,854,533
                                                                                                                      -------------
    BELGIUM 0.4%
    Agfa Gevaert NV .............................              Leisure Equipment & Products                86,400         2,240,451
  a Agfa Gevaert NV, 144A .......................              Leisure Equipment & Products                21,900           567,892
                                                                                                                      -------------
                                                                                                                          2,808,343
                                                                                                                      -------------
    BERMUDA 1.7%
    ACE Ltd. ....................................                       Insurance                          94,225         5,890,947
    XL Capital Ltd., A ..........................                       Insurance                          69,790         5,882,599
                                                                                                                      -------------
                                                                                                                         11,773,546
                                                                                                                      -------------
    BRAZIL 1.0%
    Companhia de Saneamento Basico do
      Estado de Sao Paulo .......................                    Water Utilities                      171,320         3,731,723
    Companhia de Saneamento de Minas Gerais .....                    Water Utilities                      202,220         3,039,956
                                                                                                                      -------------
                                                                                                                          6,771,679
                                                                                                                      -------------
    CANADA 0.7%
    Alcan Inc. ..................................                    Metals & Mining                       62,180         5,074,131
                                                                                                                      -------------

    CHINA 11.0%
    BYD Co. Ltd., H .............................                  Electrical Equipment                 1,097,000         6,306,371
a,b China Coal Energy Co., H, 144A ..............              Oil, Gas & Consumable Fuels                394,000           590,564
    China Life Insurance Co. Ltd., H ............                       Insurance                       1,515,000         5,444,552
    China Mobile Ltd. ...........................          Wireless Telecommunication Services            700,500         7,520,939
  b China Pharmaceutical Group Ltd. .............                    Pharmaceuticals                   25,503,000         8,186,688
    China Resources Power Holdings Co. Ltd. .....      Independent Power Producers & Energy Traders     7,960,000        18,996,253
    China Shenhua Energy Co. Ltd., H ............              Oil, Gas & Consumable Fuels              3,863,500        13,489,219
    China Telecom Corp. Ltd., H .................         Diversified Telecommunication Services        5,934,000         3,490,990
    PetroChina Co. Ltd., H ......................              Oil, Gas & Consumable Fuels              1,770,000         2,607,768
    Shanghai Electric Group Co. Ltd. ............                  Electrical Equipment                 7,501,000         3,376,798
  b TCL Multimedia Technology Holdings
      Ltd, rts., 7/19/07 ........................                   Household Durables                  2,834,000            76,114
  b TCL Multimedia Technology Holdings Ltd. .....                   Household Durables                  5,668,000           449,433
    Weiqiao Textile Co. Ltd., H .................            Textiles, Apparel & Luxury Goods           2,234,500         5,012,486
                                                                                                                      -------------
                                                                                                                         75,548,175
                                                                                                                      -------------
    EGYPT 0.5%
    Egyptian Mobile Services ....................          Wireless Telecommunication Services            108,260         3,404,223
                                                                                                                      -------------
    FRANCE 5.4%
    AXA SA ......................................                       Insurance                         102,318         4,432,654
    Electricite de France .......................                   Electric Utilities                     48,870         5,309,772
    France Telecom SA ...........................         Diversified Telecommunication Services          100,330         2,770,047
    Sanofi-Aventis ..............................                    Pharmaceuticals                       83,866         6,821,605
    Suez SA .....................................                    Multi-Utilities                      110,374         6,347,163
    Total SA, B .................................              Oil, Gas & Consumable Fuels                107,908         8,800,532
    Valeo SA ....................................                    Auto Components                       48,623         2,619,751
                                                                                                                      -------------
                                                                                                                         37,101,524
                                                                                                                      -------------


                                                          Semiannual Report | 13

Templeton Global Opportunities Trust

-----------------------------------------------------------------------------------------------------------------------------------
                                                                          INDUSTRY                    SHARES/RIGHTS        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS AND RIGHTS (CONTINUED)
    GERMANY 3.8%
    Bayerische Motoren Werke AG .................                        Automobiles                       42,010     $   2,709,773
    Celesio AG ..................................             Health Care Providers & Services             98,600         6,426,722
    Deutsche Post AG ............................                  Air Freight & Logistics                131,260         4,252,876
    E.ON AG .....................................                    Electric Utilities                    57,480         9,614,489
    Siemens AG, ADR .............................                 Industrial Conglomerates                 22,680         3,244,601
                                                                                                                      -------------
                                                                                                                         26,248,461
                                                                                                                      -------------
    HONG KONG 1.4%
    Cheung Kong (Holdings) Ltd. .................           Real Estate Management & Development          512,000         6,705,222
  b CK Life Sciences International
      (Holdings) Inc. ...........................                       Biotechnology                      30,409             2,956
    Hutchison Whampoa Ltd., ADR .................                 Industrial Conglomerates                 26,100         1,295,971
    Swire Pacific Ltd., A .......................           Real Estate Management & Development          145,000         1,611,502
  b TCL Communication Technology
      Holdings Ltd. .............................                 Communications Equipment              4,897,186           194,156
                                                                                                                      -------------
                                                                                                                          9,809,807
                                                                                                                      -------------
    INDIA 1.4%
    Hindustan Petroleum Corp. Ltd. ..............                Oil, Gas & Consumable Fuels              275,410         1,820,322
    Satyam Computer Services Ltd. ...............                        IT Services                      663,800         7,654,380
                                                                                                                      -------------
                                                                                                                          9,474,702
                                                                                                                      -------------
    ISRAEL 0.2%
  b Check Point Software Technologies Ltd. ......                         Software                         76,200         1,738,122
                                                                                                                      -------------
    ITALY 1.7%
    Eni SpA .....................................                Oil, Gas & Consumable Fuels              184,151         6,704,286
    Mediaset SpA ................................                           Media                         222,360         2,303,711
    UniCredito Italiano SpA .....................                     Commercial Banks                    292,930         2,628,473
                                                                                                                      -------------
                                                                                                                         11,636,470
                                                                                                                      -------------
    JAPAN 6.8%
    Hitachi Ltd. ................................            Electronic Equipment & Instruments           466,000         3,310,868
    Komatsu Ltd. ................................                         Machinery                       141,000         4,098,737
    Mabuchi Motor Co. Ltd. ......................            Electronic Equipment & Instruments            59,500         3,647,639
    Mitsubishi UFJ Financial Group Inc. .........                     Commercial Banks                        560         6,184,077
    NEC Corp. ...................................                  Computers & Peripherals                175,000           906,581
    Nintendo Co. Ltd. ...........................                         Software                         33,200        12,158,012
    Nippon Telegraph & Telephone Corp. ..........          Diversified Telecommunication Services             400         1,776,623
    Nomura Holdings Inc. ........................                      Capital Markets                    213,300         4,156,713
    Olympus Corp. ...............................             Health Care Equipment & Supplies             88,300         3,448,687
    Shinsei Bank Ltd. ...........................                     Commercial Banks                    635,000         2,567,740
    Sompo Japan Insurance Inc. ..................                         Insurance                        44,000           539,126
    Sony Corp. ..................................                    Household Durables                    82,800         4,255,808
                                                                                                                      -------------
                                                                                                                         47,050,611
                                                                                                                      -------------
    MEXICO 2.0%
    Kimberly Clark de Mexico SAB de CV, A .......                    Household Products                   445,600         1,938,575
    Telefonos de Mexico SAB de CV (Telmex),
      L, ADR ....................................          Diversified Telecommunication Services         311,040        11,785,306
                                                                                                                      -------------
                                                                                                                         13,723,881
                                                                                                                      -------------


14 | Semiannual Report

Templeton Global Opportunities Trust

-----------------------------------------------------------------------------------------------------------------------------------
                                                                          INDUSTRY                    SHARES/RIGHTS        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS AND RIGHTS (CONTINUED)
    NETHERLANDS 2.4%
    Akzo Nobel NV ...............................                          Chemicals                       39,540     $   3,422,719
    ING Groep NV ................................               Diversified Financial Services            132,300         5,871,207
    Koninklijke Philips Electronics NV ..........                     Household Durables                  163,503         6,983,753
                                                                                                                      -------------
                                                                                                                         16,277,679
                                                                                                                      -------------
    NEW ZEALAND 0.4%
    Fisher & Paykel Healthcare Corp. Ltd. .......              Health Care Equipment & Supplies         1,166,850         3,032,185
                                                                                                                      -------------
    SINGAPORE 0.5%
    DBS Group Holdings Ltd. .....................                      Commercial Banks                   215,000         3,200,888
                                                                                                                      -------------
    SOUTH KOREA 5.7%
    Bank of Pusan ...............................                      Commercial Banks                   217,610         3,144,381
    Daegu Bank Co. Ltd. .........................                      Commercial Banks                   175,690         3,080,613
    Hana Financial Group Inc. ...................                      Commercial Banks                    47,257         2,304,284
    Hyundai Motor Co. Ltd. ......................                         Automobiles                      93,140         7,359,260
    Kookmin Bank ................................                      Commercial Banks                    73,720         6,471,146
    Korea Electric Power Corp., ADR .............                     Electric Utilities                  234,530         5,136,207
    KT Corp., ADR ...............................         Diversified Telecommunication Services          165,185         3,875,240
    Samsung Electronics Co. Ltd. ................        Semiconductors & Semiconductor Equipment           8,630         5,286,914
    SK Telecom Co. Ltd., ADR ....................           Wireless Telecommunication Services            92,600         2,532,610
                                                                                                                      -------------
                                                                                                                         39,190,655
                                                                                                                      -------------
    SPAIN 3.1%
    Banco Santander Central Hispano SA ..........                      Commercial Banks                   322,500         5,975,294
    Iberdrola SA, Br. ...........................                     Electric Utilities                   59,626         3,351,381
    Repsol YPF SA ...............................                 Oil, Gas & Consumable Fuels             161,820         6,405,960
    Telefonica SA ...............................         Diversified Telecommunication Services          259,975         5,819,601
                                                                                                                      -------------
                                                                                                                         21,552,236
                                                                                                                      -------------
    SWEDEN 1.7%
    Atlas Copco AB, A ...........................                          Machinery                      290,960         4,891,371
    Nordea Bank AB ..............................                      Commercial Banks                   236,730         3,720,156
    Securitas AB, B .............................              Commercial Services & Supplies             140,800         2,243,513
  b Securitas Direct AB, B ......................               Diversified Consumer Services             140,800           380,780
    Securitas Systems AB, B .....................              Commercial Services & Supplies             140,800           481,635
                                                                                                                      -------------
                                                                                                                         11,717,455
                                                                                                                      -------------
    SWITZERLAND 4.3%
    Lonza Group AG ..............................                          Chemicals                       41,300         3,806,639
    Nestle SA ...................................                        Food Products                      8,740         3,333,884
    Novartis AG .................................                       Pharmaceuticals                   116,000         6,551,795
    Swiss Reinsurance Co. .......................                          Insurance                       87,098         7,977,953
    UBS AG ......................................                       Capital Markets                   138,000         8,314,001
                                                                                                                      -------------
                                                                                                                         29,984,272
                                                                                                                      -------------
    TAIWAN 1.1%
    Chinatrust Financial Holding Co. Ltd. .......                      Commercial Banks                 3,797,000         2,968,943
    Chunghwa Telecom Co. Ltd., ADR ..............          Diversified Telecommunication Services         114,342         2,156,490
    Lite-on Technology Corp., GDR ...............                   Computers & Peripherals               174,624         2,258,805
                                                                                                                      -------------
                                                                                                                          7,384,238
                                                                                                                      -------------


                                                          Semiannual Report | 15

Templeton Global Opportunities Trust

-----------------------------------------------------------------------------------------------------------------------------------
                                                                         INDUSTRY                     SHARES/RIGHTS        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS AND RIGHTS (CONTINUED)
    THAILAND 1.7%
    Airports of Thailand Public Co. Ltd.,
       fgn. .....................................             Transportation Infrastructure             2,135,400     $   3,649,199
    BEC World Public Co. Ltd., fgn. .............                         Media                         4,081,800         2,719,229
    Krung Thai Bank Public Co. Ltd., fgn. .......                    Commercial Banks                  15,000,000         5,170,167
                                                                                                                      -------------
                                                                                                                         11,538,595
                                                                                                                      -------------
    UNITED KINGDOM 10.7%
    BAE Systems PLC .............................                  Aerospace & Defense                    925,737         7,529,775
    BP PLC ......................................              Oil, Gas & Consumable Fuels                383,840         4,648,437
  b British Airways PLC .........................                        Airlines                         214,800         1,805,382
    British Energy Group PLC ....................                   Electric Utilities                    349,800         3,800,638
    British Sky Broadcasting Group PLC ..........                         Media                           215,760         2,773,258
    Cadbury Schweppes PLC .......................                     Food Products                       225,600         3,080,969
    GlaxoSmithKline PLC .........................                    Pharmaceuticals                       90,900         2,382,395
    HSBC Holdings PLC ...........................                    Commercial Banks                     156,800         2,857,618
    Kingfisher PLC ..............................                    Specialty Retail                   1,330,940         6,054,330
    National Grid PLC ...........................                    Multi-Utilities                      148,743         2,206,106
    Royal Bank of Scotland Group PLC ............                    Commercial Banks                     628,380         7,988,504
    Royal Dutch Shell PLC, A ....................              Oil, Gas & Consumable Fuels                 21,030           859,268
    Royal Dutch Shell PLC, B ....................              Oil, Gas & Consumable Fuels                256,227        10,724,128
    Shire PLC ...................................                    Pharmaceuticals                      200,388         4,994,395
    Smiths Group PLC ............................                Industrial Conglomerates                 146,180         5,005,532
    Unilever PLC ................................                     Food Products                       132,631         4,301,867
    Yell Group PLC ..............................                         Media                           292,700         2,717,309
                                                                                                                      -------------
                                                                                                                         73,729,911
                                                                                                                      -------------
    UNITED STATES 23.6%
    Abbott Laboratories .........................                    Pharmaceuticals                      137,640         7,370,622
    American International Group Inc. ...........                       Insurance                          75,162         5,263,595
    Aon Corp. ...................................                       Insurance                         152,920         6,515,921
    Applera Corp. - Applied Biosystems Group ....                     Biotechnology                        52,600         1,606,404
    AT&T Inc. ...................................         Diversified Telecommunication Services           75,190         3,120,385
  b BMC Software Inc. ...........................                        Software                         236,790         7,174,737
  b Boston Scientific Corp. .....................            Health Care Equipment & Supplies             552,130         8,469,674
    Bristol-Myers Squibb Co. ....................                    Pharmaceuticals                      251,110         7,925,032
  b Cadence Design Systems Inc. .................                        Software                         133,000         2,920,680
    CIGNA Corp. .................................            Health Care Providers & Services              94,500         4,934,790
  b The DIRECTV Group Inc. ......................                         Media                           126,600         2,925,726
  b Domtar Corp. ................................                Paper & Forest Products                  383,450         4,259,755
    The Dow Chemical Co. ........................                       Chemicals                          68,170         3,014,477
    El Paso Corp. ...............................              Oil, Gas & Consumable Fuels                171,300         2,951,499
    Electronic Data Systems Corp. ...............                      IT Services                         61,000         1,691,530
    General Electric Co. ........................                Industrial Conglomerates                 253,630         9,708,957
    H&R Block Inc. ..............................             Diversified Consumer Services                81,600         1,906,992
  b The Interpublic Group of Cos. Inc. ..........                         Media                           169,100         1,927,740
  b Invitrogen Corp. ............................                     Biotechnology                        12,480           920,400
  a KKR Private Equity Investors LP, 144A .......                    Capital Markets                       88,000         1,980,000
    Kraft Foods Inc., A .........................                     Food Products                       103,000         3,630,750
    Kroger Co. ..................................                Food & Staples Retailing                 197,800         5,564,114
    Liz Claiborne Inc. ..........................            Textiles, Apparel & Luxury Goods              58,250         2,172,725


16 | Semiannual Report

Templeton Global Opportunities Trust

-----------------------------------------------------------------------------------------------------------------------------------
                                                                         INDUSTRY                     SHARES/RIGHTS       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS AND RIGHTS (CONTINUED)
    UNITED STATES (CONTINUED)
    Merck & Co. Inc. ............................                      Pharmaceuticals                      151,690   $   7,554,162
    Microsoft Corp. .............................                         Software                          194,760       5,739,577
  b Millipore Corp. .............................             Health Care Equipment & Supplies               44,700       3,356,523
    News Corp., A ...............................                           Media                           259,290       5,499,541
    OfficeMax Inc. ..............................                     Specialty Retail                      127,100       4,995,030
  b Oracle Corp. ................................                         Software                          328,950       6,483,605
    Pfizer Inc. .................................                      Pharmaceuticals                      334,424       8,551,222
    Raytheon Co. ................................                    Aerospace & Defense                    109,520       5,902,033
    Target Corp. ................................                     Multiline Retail                       90,140       5,732,904
  b Tenet Healthcare Corp. ......................             Health Care Providers & Services              191,800       1,248,618
    Time Warner Inc. ............................                           Media                           237,310       4,993,002
  b Viacom Inc., B ..............................                           Media                           118,180       4,919,833
                                                                                                                      -------------
                                                                                                                        162,932,555
                                                                                                                      -------------
    TOTAL COMMON STOCKS AND RIGHTS
      (COST $391,280,763) .......................                                                                       646,558,877
                                                                                                                      -------------
    PREFERRED STOCK (COST $2,238,485) 0.5%
    BRAZIL 0.5%
    Tele Norte Leste Participacoes SA,
      ADR, pfd. .................................         Diversified Telecommunication Services            169,050       3,206,879
                                                                                                                      -------------
    TOTAL LONG TERM INVESTMENTS
      (COST $393,519,248) .......................                                                                       649,765,756
                                                                                                                      -------------

                                                                                                      -------------
                                                                                                        PRINCIPAL
                                                                                                          AMOUNT
                                                                                                      -------------
    SHORT TERM INVESTMENTS 5.0%
    UNITED STATES 5.0%
  c FFCB, 7/02/07 ...............................                                                     $  30,000,000      29,988,000
  c FHLB, 7/02/07 ...............................                                                         4,750,000       4,748,100
                                                                                                                      -------------
    TOTAL SHORT TERM INVESTMENTS
      (COST $34,740,574) ........................                                                                        34,736,100
                                                                                                                      -------------
    TOTAL INVESTMENTS (COST $428,259,822)
      99.2% .....................................                                                                       684,501,856
    OTHER ASSETS, LESS LIABILITIES 0.8% .........                                                                         5,487,878
                                                                                                                      -------------
    NET ASSETS 100.0% ...........................                                                                     $ 689,989,734
                                                                                                                      =============

SELECTED PORTFOLIO ABBREVIATIONS

ADR  - American Depository Receipt
FFCB - Federal Farm Credit Bank
FHLB - Federal Home Loan Bank
GDR  - Global Depository Receipt

a Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At June 30, 2007, the aggregate value of these securities was $3,138,456, representing 0.45% of net assets.

b Non-income producing for the twelve months ended June 30, 2007.

c The security is traded on a discount basis with no stated coupon rate.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 17

Templeton Global Opportunities Trust

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2007 (unaudited)

Assets:
   Investments in securities:
      Cost ..........................................................................   $  428,259,822
                                                                                        ==============
      Value .........................................................................   $  684,501,856
   Cash .............................................................................          277,969
   Foreign currency, at value (cost $245,692) .......................................          261,112
   Receivables:
      Capital shares sold ...........................................................        6,107,139
      Dividends and interest ........................................................          995,953
                                                                                        --------------
         Total assets ...............................................................      692,144,029
                                                                                        --------------
Liabilities:
   Payables:
      Capital shares redeemed .......................................................          677,053
      Affiliates ....................................................................          923,061
   Deferred tax .....................................................................          433,621
   Accrued expenses and other liabilities ...........................................          120,560
                                                                                        --------------
         Total liabilities ..........................................................        2,154,295
                                                                                        --------------
            Net assets, at value ....................................................   $  689,989,734
                                                                                        ==============
Net assets consist of:
   Paid-in capital ..................................................................   $  422,848,456
   Undistributed net investment income ..............................................        6,470,143
   Net unrealized appreciation (depreciation) .......................................      255,830,221
   Accumulated net realized gain (loss) .............................................        4,840,914
                                                                                        --------------
            Net assets, at value ....................................................   $  689,989,734
                                                                                        ==============
CLASS A:
   Net assets, at value .............................................................   $  652,727,786
                                                                                        ==============
   Shares outstanding ...............................................................       28,409,494
                                                                                        ==============
   Net asset value per share a ......................................................   $        22.98
                                                                                        ==============
   Maximum offering price per share (net asset value per share / 94.25%) ............   $        24.38
                                                                                        ==============
CLASS B:
   Net assets, at value .............................................................   $    3,433,586
                                                                                        ==============
   Shares outstanding ...............................................................          151,551
                                                                                        ==============
   Net asset value and maximum offering price per share a ...........................   $        22.66
                                                                                        ==============
CLASS C:
   Net assets, at value .............................................................   $   33,828,362
                                                                                        ==============
   Shares outstanding ...............................................................        1,498,677
                                                                                        ==============
   Net asset value and maximum offering price per share a ...........................   $        22.57
                                                                                        ==============

a Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


18 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Templeton Global Opportunities Trust

STATEMENT OF OPERATIONS
for the six months ended June 30, 2007 (unaudited)

Investment income:
   Dividends (net of foreign taxes of $767,836) .....................................   $    9,782,026
   Interest (net of foreign taxes of $38) ...........................................          882,333
                                                                                        --------------
         Total investment income ....................................................       10,664,359
                                                                                        --------------
Expenses:
   Management fees (Note 3a) ........................................................        2,254,514
   Administrative fees (Note 3b) ....................................................          420,689
   Distribution fees (Note 3c)
      Class A .......................................................................          711,325
      Class B .......................................................................           15,615
      Class C .......................................................................          147,666
   Transfer agent fees (Note 3e) ....................................................          376,372
   Custodian fees (Note 4) ..........................................................           65,596
   Reports to shareholders ..........................................................           32,820
   Registration and filing fees .....................................................           33,952
   Professional fees ................................................................           65,324
   Trustees' fees and expenses ......................................................           59,618
   Other ............................................................................            9,798
                                                                                        --------------
         Total expenses .............................................................        4,193,289
         Expense reductions (Note 4) ................................................             (209)
                                                                                        --------------
            Net expenses ............................................................        4,193,080
                                                                                        --------------
               Net investment income ................................................        6,471,279
                                                                                        --------------
Realized and unrealized gains (losses):
   Net realized gain (loss) from:
      Investments ...................................................................        4,922,864
      Foreign currency transactions .................................................          (80,713)
                                                                                        --------------
         Net realized gain (loss) ...................................................        4,842,151
                                                                                        --------------
   Net change in unrealized appreciation (depreciation) on:
      Investments ...................................................................       60,188,046
      Translation of assets and liabilities denominated in foreign currencies .......            5,608
   Change in deferred taxes on unrealized appreciation (depreciation) ...............          (26,576)
                                                                                        --------------
         Net change in unrealized appreciation (depreciation) .......................       60,167,078
                                                                                        --------------
Net realized and unrealized gain (loss) .............................................       65,009,229
                                                                                        --------------
Net increase (decrease) in net assets resulting from operations .....................   $   71,480,508
                                                                                        ==============


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 19

Templeton Global Opportunities Trust

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                               -------------------------------------
                                                                                               SIX MONTHS ENDED
                                                                                                 JUNE 30, 2007        YEAR ENDED
                                                                                                  (UNAUDITED)     DECEMBER 31, 2006
                                                                                               -------------------------------------
Increase (decrease) in net assets:
   Operations:
      Net investment income ................................................................   $      6,471,279       $   3,684,203
      Net realized gain (loss) from investments and foreign currency transactions ..........          4,842,151          17,003,074
      Net change in unrealized appreciation (depreciation) on investments, translation
       of assets and liabilities denominated in foreign currencies, and deferred taxes .....         60,167,078          92,582,500
                                                                                               -------------------------------------
            Net increase (decrease) in net assets resulting from operations ................         71,480,508         113,269,777
                                                                                               -------------------------------------
   Distributions to shareholders from:
      Net investment income:
         Class A ...........................................................................                 --          (3,888,160)
         Class B ...........................................................................                 --              (4,364)
         Class C ...........................................................................                 --             (38,646)
      Net realized gains:
         Class A ...........................................................................         (1,645,853)        (19,334,717)
         Class B ...........................................................................             (9,027)           (111,318)
         Class C ...........................................................................            (84,785)         (1,018,893)
                                                                                               -------------------------------------
   Total distributions to shareholders .....................................................         (1,739,665)        (24,396,098)
                                                                                               -------------------------------------

   Capital share transactions: (Note 2)
         Class A ...........................................................................         64,367,963          59,758,279
         Class B ...........................................................................            208,907             331,813
         Class C ...........................................................................          3,730,070           3,272,814
                                                                                               -------------------------------------
   Total capital share transactions ........................................................         68,306,940          63,362,906
                                                                                               -------------------------------------

   Redemption fees .........................................................................              1,067               1,494
                                                                                               -------------------------------------

         Net increase (decrease) in net assets .............................................        138,048,850         152,238,079
Net assets:
   Beginning of period .....................................................................        551,940,884         399,702,805
                                                                                               -------------------------------------
   End of period ...........................................................................   $    689,989,734       $ 551,940,884
                                                                                               =====================================
Undistributed net investment income included in net assets:
   End of period ...........................................................................   $      6,470,143       $          --
                                                                                               =====================================


20 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Templeton Global Opportunities Trust

NOTES TO FINANCIAL STATEMENT (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Global Opportunities Trust (the Fund) is registered under the Investment Company Act of 1940, as amended, (the 1940 Act) as a diversified, open-end investment company. The Fund offers three classes of shares: Class A, Class B, and Class C. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

Government securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American


                                                          Semiannual Report | 21

Templeton Global Opportunities Trust

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

A. SECURITY VALUATION (CONTINUED)

Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate at a future date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.


22 | Semiannual Report

Templeton Global Opportunities Trust

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. INCOME AND DEFERRED TAXES

No provision has been made for U.S. income taxes because it is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

Foreign securities held by the Fund may be subject to foreign taxation on dividend and interest income received. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

The Fund may be subject to a tax imposed on net realized gains on securities of certain foreign countries. The Fund records an estimated deferred tax liability for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date.

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                                                          Semiannual Report | 23

Templeton Global Opportunities Trust

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

G. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Such fees are retained by the Fund and accounted for as an addition to paid-in capital.

H. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2007, there were an unlimited number of shares authorized (no par value). Transactions in the Fund's shares were as follows:

                                               -----------------------------------------------------------
                                                     SIX MONTHS ENDED                  YEAR ENDED
                                                       JUNE 30, 2007               DECEMBER 31, 2006
                                               -----------------------------------------------------------
                                                 SHARES         AMOUNT          SHARES         AMOUNT
                                               -----------------------------------------------------------
CLASS A SHARES:
   Shares sold .............................    7,128,438    $ 154,629,216     6,166,758    $ 117,717,799
   Shares issued in reinvestment
      of distributions .....................       69,229        1,397,408       974,897       19,144,130
   Shares redeemed .........................   (4,277,539)     (91,658,661)   (4,140,835)     (77,103,650)
                                               -----------------------------------------------------------
   Net increase (decrease) .................    2,920,128    $  64,367,963     3,000,820    $  59,758,279
                                               ===========================================================
CLASS B SHARES:
   Shares sold .............................       26,660    $     560,637        40,395    $     741,637
   Shares issued in reinvestment
      of distributions .....................          403            8,048         5,225          101,206
   Shares redeemed .........................      (17,139)        (359,778)      (27,966)        (511,030)
                                               -----------------------------------------------------------
   Net increase (decrease) .................        9,924    $     208,907        17,654    $     331,813
                                               ===========================================================
CLASS C SHARES:
   Shares sold .............................      292,892    $   6,235,674       288,639    $   5,318,944
   Shares issued in reinvestment
      of distributions .....................        3,710           73,753        47,750          920,326
   Shares redeemed .........................     (121,886)      (2,579,357)     (162,567)      (2,966,456)
                                               -----------------------------------------------------------
   Net increase (decrease) .................      174,716    $   3,730,070       173,822    $   3,272,814
                                               ===========================================================


24 | Semiannual Report

Templeton Global Opportunities Trust

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

---------------------------------------------------------------------------------------
SUBSIDIARY                                                       AFFILIATION
---------------------------------------------------------------------------------------
Templeton Investment Counsel, LLC (TIC)                          Investment manager
Franklin Templeton Investments (Asia) Limited (FTIA)             Investment manager
Franklin Templeton Services, LLC (FT Services)                   Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)             Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)    Transfer agent

A. MANAGEMENT FEES

The Fund pays an investment management fee to TIC based on the average daily net assets of the Fund as follows:

------------------------------------------------------------------------------
ANNUALIZED FEE RATE          NET ASSETS
------------------------------------------------------------------------------
      0.750%                 Up to and including $1 billion
      0.730%                 Over $1 billion, up to and including $5 billion
      0.710%                 Over $5 billion, up to and including $10 billion
      0.690%                 Over $10 billion, up to and including $15 billion
      0.670%                 Over $15 billion, up to and including $20 billion
      0.650%                 In excess of $20 billion

Under a subadvisory agreement, FTIA, an affiliate of TIC, provides subadvisory services to the Fund and receives from TIC fees based on the average daily net assets of the Fund.

B. ADMINISTRATIVE FEES

The Fund pays an administrative fee to FT Services based on the Fund's average daily net assets as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE          NET ASSETS
--------------------------------------------------------------------------------
      0.150%                 Up to and including $200 million
      0.135%                 Over $200 million, up to and including $700 million
      0.100%                 Over $700 million, up to and including $1.2 billion
      0.075%                 In excess of $1.2 billion

C. DISTRIBUTION FEES

The Fund's Board of Trustees has adopted distribution plans for each share class pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.


                                                          Semiannual Report | 25

Templeton Global Opportunities Trust

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

C. DISTRIBUTION FEES (CONTINUED)

In addition, under the Fund's Class B and C compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A .................................................   0.25%
Class B .................................................   1.00%
Class C .................................................   1.00%

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:

Sales charges retained net of commissions paid to
   unaffiliated broker/dealers ..........................   $116,761
Contingent deferred sales charges retained ..............   $  2,309

E. TRANSFER AGENT FEES

For the period ended June 30, 2007, the Fund paid transfer agent fees of $376,372, of which $222,266 was retained by Investor Services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended June 30, 2007, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

At June 30, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments .................................   $428,259,822
                                                        ============

Unrealized appreciation .............................   $270,053,190
Unrealized depreciation .............................    (13,811,156)
                                                        ------------
Net unrealized appreciation (depreciation) ..........   $256,242,034
                                                        ============

Net investment income and net realized gains differ for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions.


26 | Semiannual Report

Templeton Global Opportunities Trust

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2007, aggregated $76,218,640 and $9,213,962, respectively.

7. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

8. REGULATORY AND LITIGATION MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares ("marketing support"), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators and governmental entities. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.

On June 6, 2007, the SEC posted for public comment the proposed plan of distribution for the market timing settlement. Following the public comment period, and once the SEC approves the final plan of distribution, disbursements of settlement monies will be made promptly to individuals who were shareholders of the designated funds during the relevant period, in accordance with the terms and conditions of the settlement and plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above, as well as to allegedly excessive commissions and advisory and distribution fees.

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.


                                                          Semiannual Report | 27

Templeton Global Opportunities Trust

9. NEW ACCOUNTING PRONOUNCEMENTS

The Fund adopted Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an Interpretation of FASB Statement No. 109" ("FIN 48"), on June 29, 2007. FIN 48 clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. The Fund has determined that the adoption of FIN 48 did not have a material impact on the Fund's financial statements.

In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.


28 | Semiannual Report

Templeton Global Opportunities Trust

SHAREHOLDER INFORMATION

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT

At a meeting held February 27, 2007, the Board of Trustees (Board), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for the Fund. In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for the Fund, as well as periodic reports on shareholder services, legal, compliance, pricing, brokerage commissions and execution and other services provided by the Investment Manager (Manager) and its affiliates. Information furnished specifically in connection with the renewal process included a report for the Fund prepared by Lipper, Inc. (Lipper), an independent organization, as well as a Fund profitability analysis report prepared by management. The Lipper reports compared the Fund's investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis report discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Included with such profitability analysis report was information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates including management's explanation of differences where relevant and a three-year expense analysis with an explanation for any increase in expense ratios. Additional material accompanying such report was a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Fund by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and a comparative analysis concerning transfer agent fees charged each Fund.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. In approving continuance of the investment management agreement for the Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board's decision.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Fund and its shareholders. In addition to investment performance and expenses discussed later, the Board's opinion was based, in part, upon periodic reports furnished them showing that the investment policies and restrictions for the Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds,


                                                          Semiannual Report | 29

Templeton Global Opportunities Trust

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management's continuous efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted that such systems and procedures had functioned smoothly during the Florida hurricanes and blackouts experienced in recent years. Among other factors taken into account by the Board were the Manager's best execution trading policies, including a favorable report by an independent portfolio trading analytical firm. Consideration was also given to the experience of each Fund's portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management's determination of a portfolio manager's bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a predesignated list of funds within such person's fund management area so as to be aligned with the interests of Fund shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager, noting continuing expenditures by management to increase and improve the scope of such services, periodic favorable reports on such service conducted by third parties, the high industry ranking given to the Franklin Templeton website, and the firsthand experience of individual Board members who deal with the shareholder services department in their capacities as shareholders in one or more of the various Franklin Templeton funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings during the year, particular attention in assessing performance was given to the Lipper reports furnished for the agreement renewals. The Lipper report prepared for the Fund showed the investment performance of its Class A shares during 2006, as well as the previous 10 years ended December 31, 2006, in comparison to a performance universe consisting of all retail and institutional global multi-cap value funds as selected by Lipper. Such report showed that the Fund's total return during 2006 was in the highest quintile of its Lipper performance universe and on an annualized basis for the previous three-year period was in the second-highest quintile of its performance universe and for the previous five- and 10-year periods was in the second-lowest quintile of such universe. The Board was satisfied with such performance.

COMPARATIVE EXPENSES. Consideration was given to a comparative analysis of the management fees and total expense ratios of the Fund compared with those of a group of other funds selected by Lipper as its appropriate Lipper expense group. Prior to making such comparison, the Board relied upon a survey showing that the scope of services covered under the Fund's investment management agreement was similar to those provided by fund managers to other mutual fund groups. In reviewing comparative costs, emphasis was given to the Fund's contractual investment management fee in comparison with the contractual investment management fee


30 | Semiannual Report

Templeton Global Opportunities Trust

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Lipper contractual investment management fee analysis includes administrative charges as being part of a management fee, and actual total expenses, for comparative consistency, are shown by Lipper for fund Class A shares. Lipper's expense comparison report showed that while the Fund's contractual investment management fee rate was in the second most expensive quintile, its actual total expenses were in the least expensive quintile in its expense group. The Board was satisfied with the expenses of the Fund in comparison to those of its Lipper expense group as shown in the Lipper reports.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton's U.S. fund business, as well as its profits in providing management and other services to the fund. Specific attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that, while being continuously refined and reflecting changes in the Manager's own cost accounting, the allocation methodology was consistent with that followed in profitability report presentations for the Fund made in prior years and that the Fund's independent registered public accounting firm had been engaged by the Manager to perform certain procedures on a biennial basis, specified and approved by the Manager and the Fund's Board solely for their purposes and use in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management's expenditures in improving shareholder services provided the Fund, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager's parent on an overall basis as compared to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including its interest in a joint venture entity that financed up-front commissions paid to brokers/dealers who sold fund Class B shares prior to February 2005, when the offering of such shares was discontinued, as well as potential benefits resulting from allocation of fund brokerage and the use of "soft" commission dollars to pay for research. Based upon its consideration of all these factors, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.


                                                          Semiannual Report | 31

Templeton Global Opportunities Trust

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager and its affiliates as the Fund grows larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with a fund and its shareholders through management fee breakpoints so that as a fund grows in size, its effective management fee rate declines. The Fund's management advisory fee schedule is at the rate of 0.75% on the first $1 billion of Fund net assets; 0.73% on the next $4 billion of Fund net assets; and declines incrementally thereafter until being reduced to a fixed rate of 0.65% on net assets in excess of $20 billion. The Fund is also charged a separate fee for administrative services that starts at 0.15% on the first $200 million of the Fund's net assets; declines to 0.135% on the next $500 million of net assets; and declines through further breakpoints to a fixed rate of 0.075% after net assets reach the $1.2 billion net asset level. At the end of 2006, the Fund's net assets were approximately $550 million, and, to the extent economies of scale may be realized by the Manager and its affiliates, the Board believes the schedules of management advisory and administration fees provide a sharing of benefits with the Fund and its shareholders.

PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


32 | Semiannual Report

Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON FUNDS

INTERNATIONAL

Mutual European Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Emerging Markets Small Cap Fund
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund 1

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund 1
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small Cap Growth Fund II 2
Franklin Small-Mid Cap Growth Fund

VALUE

Franklin Balance Sheet Investment Fund 1
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 1
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND

Franklin Balanced Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Global Real Estate Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio(R) Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

INCOME

Franklin Adjustable U.S. Government Securities Fund 4
Franklin Floating Rate Daily Access Fund
Franklin High Income Fund 5
Franklin Income Fund
Franklin Limited Maturity U.S. Government Securities Fund 4
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 4
Templeton Global Bond Fund
Templeton Income Fund

TAX-FREE INCOME 6

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 7

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC

Alabama
Arizona
California 8
Colorado
Connecticut
Florida 8
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 7
Michigan 7
Minnesota 7
Missouri
New Jersey
New York 8
North Carolina
Ohio 7
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products Trust 9

1. The fund is open only to existing shareholders and select retirement plans.

2. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

3. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

4. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

5. Effective 10/1/06, Franklin's AGE High Income Fund changed its name to Franklin High Income Fund. The fund's investment goal and strategy remained the same.

6. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

7. The fund invests primarily in insured municipal securities.

8. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

9. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.


05/07                                          Not part of the semiannual report

     [LOGO](R)
FRANKLIN TEMPLETON       One Franklin Parkway
   INVESTMENTS           San Mateo, CA 94403-1906

o     WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

TEMPLETON
GLOBAL OPPORTUNITIES TRUST

INVESTMENT MANAGER

Templeton Investment Counsel, LLC

SUBADVISOR

Franklin Templeton Investments (Asia) Limited

PRINCIPAL UNDERWRITER

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the investment manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.


415 S2007 08/07










ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12 (a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are David W. Niemiec and Frank A. Olson and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.  N/A

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.  N/A

ITEM 6. SCHEDULE OF INVESTMENTS.   N/A

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
        CLOSED-END MANAGEMENT INVESTMENT COMPANIES.  N/A


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT
        COMPANIES.  N/A


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
        INVESTMENT COMPANY AND AFFILIATED PURCHASERS.  N/A


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

ITEM 11. CONTROLS AND PROCEDURES.

(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(A)(1) Code of Ethics

(A)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(B) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                               SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GLOBAL OPPORTUNITIES TRUST

By /s/JIMMY D. GAMBILL
   ---------------------------
   Jimmy D. Gambill
   Chief Executive Officer - Finance and Administration
   Date  August 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
   ---------------------------
   Jimmy D. Gambill
   Chief Executive Officer - Finance and Administration
   Date  August 27, 2007

By /s/GALEN G. VETTER
   ---------------------------
   Galen G. Vetter
   Chief Financial Officer
   Date  August 27, 2007